Revenue	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
REVENUE
3.	REVENUE

The following tables present disaggregated revenue information:

	Six months ended
	June 30,
	2026	2025
	US$’000	US$’000
	(unaudited)	(unaudited)

Revenue from contracts with customers
Media advertising and marketing services
Advertising services income	6,949	6,476
Licensing, subscription and marketing services income	3,564	3,500
	10,513	9,976

Hotel operations, hospitality and VIP services
Hotel operation, hospitality and VIP services income	20,245	12,668
Subtotal revenue from contracts with customers	30,758	22,644

Revenue from other sources
Strategic investment
Net fair value changes on financial assets at FVTPL	24,990	56,173
Dividend income and gain related to disposed financial assets at FVTPL	10,116	8,612
Total	65,864	87,429

Revenue from contracts with customers and timing of revenue recognition
Services transferred
- at a point in time	6,949	6,476
- over time	23,809	16,168
Total	30,758	22,644